Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Debt Outstanding [Line Items]
Total Debt	$ 10,394	$ 9,246
Less: Unamortized debt issuance costs	(71)	(51)
Total Debt, net of unamortized debt issuance costs	10,323	9,195
Less: Short-term borrowings	(848)	(485)
Less: Current portion of long-term debt	(1,578)	(1,717)
Long-Term Debt	7,897	6,993
Export credit facilities fixed rate | Export credit facilities due 2030
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,819	860
Export credit facilities fixed rate | Export credit facilities due 2030 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.40%
Export credit facilities fixed rate | Export credit facilities due 2030 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	5.00%
Export credit facilities euro-denominated fixed rate | Export credit facilities due 2025
Debt Outstanding [Line Items]
Long-Term Debt	$ 189	229
Export credit facilities euro-denominated fixed rate | Export credit facilities due 2025 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.80%
Export credit facilities euro-denominated fixed rate | Export credit facilities due 2025 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.50%
Export credit facilities floating rate | Export credit facilities due 2022
Debt Outstanding [Line Items]
Long-Term Debt	$ 240	307
Export credit facilities floating rate | Export credit facilities due 2022 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.00%
Export credit facilities floating rate | Export credit facilities due 2022 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.30%
Export credit facilities euro-denominated floating rate | Export credit facilities due 2027
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,297	1,596
Export credit facilities euro-denominated floating rate | Export credit facilities due 2027 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Export credit facilities euro-denominated floating rate | Export credit facilities due 2027 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.70%
Bank loans euro-denominated fixed rate | Bank loans due 2021
Debt Outstanding [Line Items]
Long-Term Debt	$ 257	653
Bank loans euro-denominated fixed rate | Bank loans due 2021 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.50%
Bank loans euro-denominated fixed rate | Bank loans due 2021 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.90%
Bank loans floating rate | Bank loans due 2025
Debt Outstanding [Line Items]
Long-Term Debt	$ 495	500
Bank loans floating rate | Bank loans due 2025 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.20%
Bank loans floating rate | Bank loans due 2025 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.60%
Bank loans euro-denominated floating rate | Bank loans due 2023
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,193	355
Bank loans euro-denominated floating rate | Bank loans due 2023 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.30%
Bank loans euro-denominated floating rate | Bank loans due 2023 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.70%
Bank loans sterling-denominated floating rate | Bank loans due 2023
Debt Outstanding [Line Items]
Long-Term Debt	$ 848	415
Bank loans sterling-denominated floating rate | Bank loans due 2023 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.30%
Bank loans sterling-denominated floating rate | Bank loans due 2023 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.70%
Private placement notes euro-denominated fixed rate
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Long-Term Debt	$ 0	57
Publicly-traded notes fixed rate | Publicly-traded notes due 2028
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,217	1,717
Publicly-traded notes fixed rate | Publicly-traded notes due 2028 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.00%
Publicly-traded notes fixed rate | Publicly-traded notes due 2028 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.20%
Publicly-traded notes euro-denominated fixed rate | Publicly-traded notes due 2022
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,989	2,072
Publicly-traded notes euro-denominated fixed rate | Publicly-traded notes due 2022 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.10%
Publicly-traded notes euro-denominated fixed rate | Publicly-traded notes due 2022 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.90%
Commercial paper
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Short-Term Borrowings	$ 0	420
Euro-denominated commercial paper | Short-term borrowings due 2019
Debt Outstanding [Line Items]
Debt instrument, interest rate	(0.20%)
Short-Term Borrowings	$ 621	65
Euro-denominated bank loan | Short-term borrowings due 2019
Debt Outstanding [Line Items]
Debt instrument, interest rate	(0.20%)
Short-Term Borrowings	$ 227	$ 0